Summary of Awards Authorized (Detail) (Performance Shares)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Awarded	211,593	563,803	241,095
Potential Number of Performance-Based Shares to be Vested	211,593	325,035	458,082
Potential Number of Performance-Based Shares to be Vested period	2017	2016	2015